TRADE AND OTHER PAYABLES - Schedule of detailed information about trade and other payable (Details) - CAD ($)	May 31, 2020	May 31, 2019
Trade and other payables [abstract]
Trade payables and accrued liabilities	$ 1,300,582	$ 1,126,982
Payable on NuevaUnion acquisition	335,045	0
Lease liability	3,881	0
Taxes payable	209,818	483,480
Trade and other payables	$ 1,849,326	$ 1,610,462